Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF

July 31, 2020 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 3.8%
British Pound Fund — 1.2%
Invesco CurrencyShares British Pound Sterling Trust*(a)	1,897	$240,331
Euro Fund — 2.6%
Invesco CurrencyShares Euro Currency Trust*(a)	4,544	504,656
Total Exchange Traded Vehicles
(Cost $711,054)		744,987
Investment Companies — 96.3%
Bank Loan Funds — 22.4%
Invesco Senior Loan ETF	152,992	3,310,747
SPDR Blackstone / GSO Senior Loan ETF	26,580	1,174,304

Total Bank Loan Funds		4,485,051

Emerging Equity Funds — 1.7%
iShares Core MSCI Emerging Markets ETF	3,123	161,490
Vanguard FTSE Emerging Markets ETF	4,238	182,277

Total Emerging Equity Funds		343,767

Europe Equity Funds — 4.1%
iShares Core MSCI Europe ETF(a)	4,315	190,809
Vanguard FTSE Europe ETF(a)	12,147	633,709

Total Europe Equity Funds		824,518

High Yield Corporate Bond Funds — 5.7%
iShares 0-5 Year High Yield Corporate Bond ETF	15,301	679,823
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	18,129	472,261

Total High Yield Corporate Bond Funds		1,152,084

International Small Cap Equity Funds — 6.5%
Schwab International Small-Cap Equity ETF(a)	13,357	415,403
Vanguard FTSE All World ex-U.S. Small-Cap ETF	8,628	877,467

Total International Small Cap Equity Funds		1,292,870

Investment Grade Corporate Bond Funds — 8.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1,394	86,428
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,089	980,763
Vanguard Intermediate-Term Corporate Bond ETF	6,647	643,629

Total Investment Grade Corporate Bond Funds		1,710,820

Mortgage Backed Securities Funds — 6.7%
iShares MBS ETF	7,906	876,143
Vanguard Mortgage-Backed Securities ETF	8,541	464,716

Total Mortgage Backed Securities Funds		1,340,859

U.S. Medium Term Treasury Bond Funds — 4.4%
iShares 3-7 Year Treasury Bond ETF(a)	3,579	479,837
Schwab Intermediate-Term U.S. Treasury ETF	2,318	136,669
Vanguard Intermediate-Term Treasury ETF	3,762	266,425

Total U.S. Medium Term Treasury Bond Fund		882,931

U.S. Small Cap Value Funds — 0.6%
iShares Russell 2000 Value ETF	339	33,731

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Value Funds (continued)
iShares S&P Small-Cap 600 Value ETF	168	$20,743
Vanguard Small-Cap Value ETF(a)	521	57,539

Total U.S. Small Cap Value Funds		112,013

U.S. Ultra Short Term Bond Funds — 35.7%
Goldman Sachs Access Treasury 0-1 Year ETF	11,185	1,123,757
Invesco Treasury Collateral ETF	16,340	1,728,445
IQ Ultra Short Duration ETF†	40,874	2,027,351
iShares Short Treasury Bond ETF	13,304	1,473,285
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	8,724	798,595

Total U.S. Ultra Short Term Bond Funds		7,151,433

Total Investment Companies
(Cost $18,824,501)		19,296,346
Short-Term Investments — 6.7%
Money Market Funds — 6.7%
Dreyfus Government Cash Management Fund,Institutional Shares, 0.06%(b)(c)	1,309,707	1,309,707
Dreyfus Institutional Preferred Government Money Market Fund,Institutional Shares, 0.09%(b)	27,087	27,087
Total Short-Term Investments
(Cost $1,336,794)		1,336,794
Total Investments — 106.8%
(Cost $20,872,349)		21,378,127
Other Assets and Liabilities, Net — (6.8)%		(1,347,951)
Net Assets — 100.0%		$20,030,176

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,903,330; total market value of collateral held by the Fund was $1,966,236. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $656,529.
(b)	Reflects the 1-day yield at July 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020:
		Annual Financing			Notional	Value
		Rate			Amount	Unrealized
		Received/	Expiration	Payment	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	Frequency	(Short)	(Depreciation)(d)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	$112,727	$–
Invesco CurrencyShares Australian Dollar Trust	Bank of America	0 .16	10/29/2021	Monthly	(111,061)	–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	(8 .15)	5/04/2021	Monthly	(47,292)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	0 .60	7/02/2021	Monthly	24,071	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	0 .60	7/02/2021	Monthly	50,643	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(2 ..00)	5/04/2021	Monthly	(137,700)	–
Invesco KBW Bank ETF	Morgan Stanley	(1 .10)	5/04/2021	Monthly	(21,783)	–
Invesco Preferred ETF	Morgan Stanley	(1 .05)	5/04/2021	Monthly	(53,787)	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	(1 .50)	5/04/2021	Monthly	(51,512)	–
Invesco Senior Loan ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	332,023	–
Invesco Treasury Collateral ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	173,373	–
IQ Ultra Short Duration ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	203,310	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	68,156	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	48,131	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	8,680	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	16,185	–
iShares Core MSCI Europe ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	19,147	–
iShares Core MSCI Pacific ETF	Morgan Stanley	(8 .10)	5/04/2021	Monthly	(22,872)	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	(7 .50)	5/04/2021	Monthly	(10,073)	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	(4 .15)	5/04/2021	Monthly	(22,743)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	(0 .25)	5/04/2021	Monthly	(205,036)	–
iShares Floating Rate Bond ETF	Morgan Stanley	(0 .95)	5/04/2021	Monthly	(21,839)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	98,367	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	(0 .25)	5/04/2021	Monthly	(129,622)	–
iShares MBS ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	87,880	–
iShares Preferred & Income Securities ETF	Morgan Stanley	(0 .25)	5/04/2021	Monthly	(148,121)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	(1 .80)	5/04/2021	Monthly	(50,095)	–
iShares Russell 2000 Value ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	3,383	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	(2 .15)	5/04/2021	Monthly	(25,277)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	2,099	–
iShares Short Treasury Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	147,727	–
iShares TIPS Bond ETF	Morgan Stanley	(0 .25)	5/04/2021	Monthly	(197,852)	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	13,679	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	41,674	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	(2 .50)	5/04/2021	Monthly	(12,361)	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(2 .00)	5/04/2021	Monthly	(23,898)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	117,784	–

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020: (continued)

		Annual Financing			Notional	Value
		Rate			Amount	Unrealized
		Received/	Expiration	Payment	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	Frequency	(Short)	(Depreciation)(d)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	$80,098	$–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	(0 .75)	5/04/2021	Monthly	(88,056)	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	(0 ..25)	5/04/2021	Monthly	(50,928)	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	(0 .25)	5/04/2021	Monthly	(9,877)	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	47,359	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	(2 ..20)	5/04/2021	Monthly	(8,945)	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(2 ..40)	5/04/2021	Monthly	(18,066)	–
SPDR S&P Bank ETF	Morgan Stanley	(0 ..95)	5/04/2021	Monthly	(53,565)	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	(1 ..35)	5/04/2021	Monthly	(47,319)	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	87,971	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	18,279	–
Vanguard FTSE Europe ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	63,543	–
Vanguard FTSE Pacific ETF	Morgan Stanley	(3 ..20)	5/04/2021	Monthly	(86,578)	–
Vanguard Growth ETF	Morgan Stanley	(0 ..25)	5/04/2021	Monthly	(63,255)	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	64,586	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	26,699	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	46,629	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	(1 ..90)	5/04/2021	Monthly	(4,678)	–
Vanguard Russell 1000 Value	Morgan Stanley	(4 ..15)	5/04/2021	Monthly	(8,938)	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	(1 ..20)	5/04/2021	Monthly	(62,542)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	5,743	–
Vanguard Value ETF	Morgan Stanley	(0 ..25)	5/04/2021	Monthly	(179,656)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	(1 ..20)	5/04/2021	Monthly	(21,925)	–
						$–

At July 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Reflects the value at reset date of July 31, 2020.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Exchange Traded Vehicles	$744,987	$–	$–	$744,987
Investment Companies	19,296,346	–	–	19,296,346
Short-Term Investments:
Money Market Funds	1,336,794	–	–	1,336,794
Total Investments in Securities	21,378,127	–	–	21,378,127
Other Financial Instruments:(e)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$21,378,127	$–	$–	$21,378,127
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2020 is as follows:

Affiliated Holdings

	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2020	Value ($) at 07/31/2020
IQ Ultra Short Duration ETF	35,819	1,771,249	273,548	(24,128)	62	6,620	6,562	–	40,874	2,027,351
	35,819	1,771,249	273,548	(24,128)	62	6,620	6,562	–	40,874	2,027,351